SCHEDULE OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total revenue	$ 13,574,896	$ 6,126,063	$ 27,134,602	$ 10,925,053	$ 29,009,640	$ 11,235,041
Retail Grocery [Member]
Total revenue	12,017,527	5,478,523	24,067,595	9,756,535	25,867,061	9,923,138
Food Service Restaurant [Member]
Total revenue	1,555,372	643,760	3,062,948	1,158,846	3,126,709	1,202,121
Online E Commerce [Member]
Total revenue	$ 1,997	$ 3,780	$ 4,059	$ 9,672	15,870	93,600
Wholesale Grocery [Member]
Total revenue						$ 16,182